Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES:

	September 30, 2023	December 31, 2022
Raw materials	$764	$593
Finished goods	$1,934	$586
	$2,698	$1,179

Inventory write-downs amounted to $132 and $106 during the nine months ended September 30, 2023, and 2022, respectively. Inventory write-downs amounted to $35 and $26 during the three months ended September 30, 2023, and 2022, respectively. Inventories write-downs are recorded in cost of revenues.

NOTE 4 — INVENTORIES:

	December 31
	2022	2021
	U.S. dollars in thousands
Raw materials	593	356
Finished goods	586	541
	1,179	897

Inventory write-downs totaled to $147 and $102 during the year ended December 31, 2022, and 2021 respectively.